UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    January 31, 2008


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		148,616



List of Other Included Managers:

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
				 		Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp 	COM	01446u-10-3	308	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	435	11916	SH	Sole				11916
Alleghany Corp		COM	017175-10-0	3656	9094	SH	Sole				9094
Allergan		COM	018490-10-2	771	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	270	5163	SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	233	3078	SH	Sole				3078
Anheuser Busch Cos Inc	COM	035229-10-3	5821	111214	SH	Sole				111214
AT&T Inc		COM	00206R-10-2	488	11735	SH	Sole				11735
ADP Inc			COM	053015-10-3	1720	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	2359	57172	SH	Sole				57172
Beckman Coulter		COM	075811-10-9	305	4184	SH	Sole				4184
Brkshr Hthwy Inc-Cl A	COM	084670-10-8	991	7	SH	Sole				7
Brkshr Hthwy Inc-Cl B	COM	084670-20-7	14885	3143	SH	Sole				3143
BP Amoco PLC Spsrd Adr	COM	055622-10-4	214	2921	SH	Sole				2921
Broadridge Finl Sol	COM	11133t-10-3	217	9655	SH	Sole				9655
Chevrontexaco Corp Com	COM	166764-10-0	210	2246	SH	Sole				2246
Citadel Broadcstng Corp	COM	17285T-10-6	24	11575	SH	Sole				11575
Citigroup Inc		COM	172967-10-1	744	25255	SH	Sole				25255
Covidien		COM	G2552X-10-8	2152	48593	SH	Sole				48593
Dell Computer Corp Com	COM	24702r-10-1	5016	204649	SH	Sole				204649
Dover Motorsports Inc	COM	260174-10-7	666	101646	SH	Sole				101646
Exxon Mobil Corp	COM	30231g-10-2	3752	40051	SH	Sole				40051
Farmer Bros Corp	COM	307675-10-8	2016	87674	SH	Sole				87674
Farmers & Merchants Bk 	COM	308243-10-4	409	62	SH	Sole				62
First Natl Bk Alaska 	COM	32112J-10-6	1782	891	SH	Sole				891
General Electric Corp	COM	369604-10-3	904	24380	SH	Sole				24380
Genuine Parts Co Com	COM	372460-10-5	3307	71417	SH	Sole				71417
Gladstone Capital Corp 	COM	376535-10-0	2754	161897	SH	Sole				161897
Glaxo Holdings Plc	COM	37733w-10-5	2454	48693	SH	Sole				48693
Hasbro Inc Com		COM	418056-10-7	4688	183269	SH	Sole				183269
Home Depot Inc Com	COM	437076-10-2	3823	141905	SH	Sole				141905
Internatnl Spdwy Cl A	COM	460335-20-1	3068	74513	SH	Sole				74513
IShares Tr MSCI Eafe IdxCOM	464287-46-5	276	3521	SH	Sole				3521
Johnson & Johnson	COM	478160-10-4	2377	35640	SH	Sole				35640
Legg Mason Inc Com	COM	524901-10-5	3852	52666	SH	Sole				52666
Leucadia National Corp	COM	527288-10-4	5631	119549	SH	Sole				119549
Markel Corp Com		COM	570535-10-4	11467	23349	SH	Sole				23349
Marsh & McLennan Cos 	COM	571748-10-2	3290	124295	SH	Sole				124295
McClatchy Co Cl A	COM	579489-10-5	454	36245	SH	Sole				36245
Mohawk Inds Inc Com	COM	608190-10-4	487	6550	SH	Sole				6550
Morgan Stanley & Co	COM	617446-44-8	234	4399	SH	Sole				4399
Nestle Sa-Adr Repstg	COM	641069-40-6	855	7465	SH	Sole				7465
Norfolk Southern Corp	COM	655844-10-8	3965	78613	SH	Sole				78613
Paychex Inc		COM	704326-10-7	487	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	277	3654	SH	Sole				3654
Plum Creek Timber Dep	COM	729251-10-8	2221	48242	SH	Sole				48242
Procter & Gamble Co	COM	742718-10-9	325	4423	SH	Sole				4423
Progressive Corp Ohio 	COM	743315-10-3	3607	188256	SH	Sole				188256
Provident Finl Svcs Inc	COM	74386T-10-5	574	39779	SH	Sole				39779
Royal Dutch Shll Plc 	COM	780257-80-4	1179	14000	SH	Sole				14000
Royce Value Trust Inc	COM	780910-10-5	573	30866	SH	Sole				30866
Sandy Spring Bancorp 	COM	800363-10-3	4120	148088	SH	Sole				148088
Source Capital Inc	COM	836144-10-5	205	3412	SH	Sole				3412
SPDR Tr Unit Ser 1	COM	78462f-10-3	632	4322	SH	Sole				4322
St Joe Corporation	COM	790148-10-0	4264	120076	SH	Sole				120076
Tyco Electronics	COM	G9144P-10-5	1651	44478	SH	Sole				44478
Tyco Intl Ltd New Com	COM	902124-10-6	1864	47017	SH	Sole				47017
UST Inc.		COM	902911-10-6	357	6510	SH	Sole				6510
V F Corp Com		COM	918204-10-8	3326	48441	SH	Sole				48441
Verizon Communications 	COM	92343v-10-4	373	8548	SH	Sole				8548
Wal Mart Stores Inc Com	COM	931142-10-3	5842	122921	SH	Sole				122921
Walt Disney Holding Co	COM	254687-10-6	4884	151303	SH	Sole				151303
Washington Post Co Cl B	COM	939640-10-8	4785	6046	SH	Sole				6046
Washington Rl Est Inv TrCOM	939653-10-1	215	6838	SH	Sole				6838
Wells Fargo & Co (new)	COM	949746-10-1	3074	101834	SH	Sole				101834
Wyeth			COM	983024-10-0	451	10200	SH	Sole				10200

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